ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES
	As of
	March 31, 2026 (Unaudited)	September 30, 2025
	USD’000	USD’000
Accrued salary	390	100
Others	1,129	1,926
	1,519	2,026